Significant Accounting Policies - Changes in Product Warranty Accruals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Company's accrual for product warranty claims
Balance at January 1	$ 31,878	$ 27,723	$ 26,755
Charges to expense	38,954	43,484	37,879
Settlements	(36,413)	(39,329)	(36,911)
Balance at December 31	$ 34,419	$ 31,878	$ 27,723